Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents
Cash equivalents	$ 424	$ 493
Capitalized interest
Capitalized interest	$ 2	$ 2	$ 5
Internally developed software
Estimated useful life	4 years 3 months 18 days
Computer software and internal software development costs
Internally developed software
Estimated useful life	3 years